Organization and basis of financial statements (Tables)	6 Months Ended
Sep. 30, 2022
Organization and basis of financial statements
Summary of the Company's subsidiaries and the VIE

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
VIE:			Indirect
Wuxi Kingway Technology Co., Ltd. ( “Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Summary of financial statement balances and amounts of the Company's VIE were included in the accompanying consolidated financial statements

	As of
	September 30, 2022	March 31, 2022
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$20,289,363	$20,651,502
Accounts receivable, net	20,902	252,215
Prepayments and other current assets	131,155	466,846
Deferred expenses	249,428	1,101,761
Amounts due from related parties	1,209,443	1,589,182
Deferred tax asset	365,930	—
Total current assets	22,266,221	24,061,506
Non-current assets:
Long-term investment	13,039,173	14,673,898
Goodwill	—	4,581,112
Property and equipment, net	7,528,982	10,597,581
Intangible assets, net	10,249,238	15,143,366
Total non-current assets	30,817,393	44,995,957
TOTAL ASSETS	$53,083,614	$69,057,463
Current liabilities:
Accounts payable	$47,793	$77,266
Taxes payable	15,367	127,645
Employee benefits payable	48,833	96,838
Deferred revenue-current	3,193,141	6,864,731
Other payables	222,909	5,104,380
Interest payable	594,238	—
Related party payables	—	44,107
Deferred tax liabilities	—	38,744
Total current liabilities:	4,122,281	12,353,711
Non-current liabilities:
Long-term loans	13,241,558	14,809,302
Deferred revenue-noncurrent	—	3,713
Total non-current liabilities	13,241,558	14,813,015
TOTAL LIABILITIES	$17,363,839	$27,166,726

	For the six months ended September 30,
	2022	2021
	(Unaudited)	(Unaudited)
Revenue	$6,721,036	$11,851,792
Net (loss) / income	$(1,533,605)	$1,640,698

	For the six months ended September 30,
	2022	2021
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$1,586,763	$4,630,397
Net cash used in investing activities	(5,526)	(598,310)
Net cash provided by financing activities	—	—
Effects of exchange rate changes on cash	(1,943,377)	21,468
Net cash inflow	$(362,140)	$4,053,555